Debt Convertible Notes - Related Party (Details) - Cyrus Purchasers [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Debt Securities [Member]
Debt Instrument [Line Items]
Convertible Debt	$ 24.5	$ 19.5
Debt Instrument, Maturity Date	Mar. 31, 2018
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Debt, Noncurrent	$ 24.2
Debt Instrument, Debt Issuance Costs, Net	$ 0.3
Debt Instrument, Convertible, Conversion Price	$ 3.00
Class of Warrant, Number of Securities Called by Warrants	500,000
Class of Warrant, Exercise Price of Warrants	$ 1.62
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	150.00%
Debt Instrument, Convertible, Stock Price Trigger	$ 4.50
Debt Instrument, Number of Trading Days Before Conversion	10 days
Debt Instrument, Covenant Compliance	in compliance
Interest Expense, Debt, including amortization of debt costs	$ 2.1	$ 1.6	$ 0.4
Debt - Tranche One [Member]
Debt Instrument [Line Items]
Convertible Debt	$ 10.0
Debt Instrument, Convertible, Conversion Price	$ 7.50
Debt - Tranche Two [Member]
Debt Instrument [Line Items]
Convertible Debt	$ 9.5
Debt Instrument, Convertible, Conversion Price	$ 8.50